Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 9,411	$ 9,096	$ 14,689
Interest on financial related parties	16,290	18,227	10,329
Interest expense on leasing agreements	28,783	28,568	34,146
Other financial expenses	8,546	5,257	3,236
Amortization of transaction cost associated with financial debt	36	415	176
Interest expense and other financial costs	$ 63,066	$ 61,563	$ 62,576